Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Investment securities pledged for acting as a collection agent of public funds	¥ 19,436,978
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	2,918,282	¥ 2,991,833
Total assets at end of fiscal year	381,735,733	367,650,018	¥ 353,824,625
Fair value of securities accepted as collateral that is permitted to be sold or repledged	32,111,000	31,167,000
Fair value of securities accepted as collateral that was sold or repledged	24,063,000	23,699,000
Cash collateral pledged for derivative transactions included in Other assets	2,585,837	2,893,178
Cash collateral received for derivative transactions included in Other liabilities	1,318,338	¥ 1,017,580
Asset pledged as collateral without right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total assets at end of fiscal year	¥ 35,115,000